Principal Related Party Transactions and Amounts Due from and Due to Related Parties (Parenthetical) (Detail) In Thousands, unless otherwise specified	12 Months Ended							12 Months Ended												12 Months Ended
	Dec. 31, 2013 CNY		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2013 USD ($)	Dec. 31, 2013 Monthly Payment CNY	Dec. 31, 2012 Monthly Payment CNY	Dec. 31, 2011 Monthly Payment CNY	Dec. 31, 2013 Neptunes Group and its Affiliates CNY	Dec. 31, 2012 Neptunes Group and its Affiliates CNY	Dec. 31, 2011 Neptunes Group and its Affiliates CNY	Dec. 31, 2013 Neptunes Group and its Affiliates Trade Accounts Receivable CNY		Dec. 31, 2012 Neptunes Group and its Affiliates Trade Accounts Receivable CNY		Dec. 31, 2013 Neptunes Group and its Affiliates Expenses Paid On Behalf Of Related Parties CNY	Dec. 31, 2012 Neptunes Group and its Affiliates Expenses Paid On Behalf Of Related Parties CNY	Dec. 31, 2013 Minimum
Related Party Transaction [Line Items]
Related party transaction, terms and manner of settlement											60 to 90 days
Percentage of Purchases from Major Suppliers																				10.00%
Sales to related parties	2,490	[1]	5,454	[1]	2,207	[1]					2,490	5,454	2,207
Accounts receivable related parties current														335	[1]	7,304	[1]	44	950
Amounts due from related parties	379	[2]	8,254	[2]			63				379	8,254
Lease of property from a related party	1,082	[3]	1,082	[3]	1,082	[3]		90	90	90
Related party lease agreement expiration date											2015-10
Disposed of equity interest in subsidiary													100.00%
Disposal of subsidiary to related party													20,000
Income from disposal of subsidiary to parent company					19								19

[1]	In the normal course of business, the Group sold merchandise to the following related parties as follows: Year ended December 31, 2011 2012 2013 RMB RMB RMB Neptunus Group and its affiliates 2,207 5,454 2,490 2,207 5,454 2,490
[2]	The amounts due from related parties represent the following: December 31, 2012 2013 RMB RMB Amount due from Neptunus Group and its affiliates related to: Sales of merchandise (Note 22(b)) 7,304 335 Expenses paid on behalf of related parties 950 44 8,254 379 Expenses paid on behalf of related parties related to miscellaneous expenses paid by the Group on behalf of Neptunus Group.
[3]	The Group rented a property from Neptunus Group under an operating lease arrangement that was entered in November 2008. The monthly rental is approximately RMB90 and the lease agreement was renewed since November 1, 2013 and will expire in October 2015.